Schedule of Cash and Cash Equivalents (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	€ 7,041	€ 4,900	€ 7,369	€ 11,590
Short-term investment	1,036	1,572
Total cash and cash equivalents, and short term investments	€ 8,077	€ 6,472